DISPOSITION OF PPL (Details Narrative) - Portage Glasgow Ltd. [Member] $ in Thousands	Mar. 03, 2021 USD ($)
Entity Information [Line Items]
Disposition percentage	100.00%
Disposition value	$ 10
Intercompany receivable	$ 229,848